EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2015
Basic and Diluted Earnings Per Share

The components of basic and diluted EPS were as follows:

(In millions, except earnings per share)

	2015	2014	2013

Year Ended June 30,

Net income available for common shareholders (A)	$12,193	$22,074	$21,863
Weighted average outstanding shares of common stock (B)	8,177	8,299	8,375
Dilutive effect of stock-based awards	77	100	95

Common stock and common stock equivalents (C)	8,254	8,399	8,470

Earnings Per Share

Basic (A/B)	$1.49	$2.66	$2.61
Diluted (A/C)	$1.48	$2.63	$2.58